Financial assets and liabilities - Changes in liabilities arising from financing activities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Financial assets and liabilities
Net cash flows, current		$ (1,223,402)	$ (1,231,695)
Net cash flows, non-current		2,023,240	1,374,678
Net cash flows, total		799,838	142,983
Accrued Interest, Current		2,876	(10,498)
Accrued interest		2,876	(10,498)
Foreign exchange movement, current		76,942	(32,491)
Foreign exchange movement, non-current		35,171	231,612
Foreign exchange movement, total		112,113	199,121
Reclassification and other, current		3,637,559	747,551
Reclassification and other, non-current		(3,637,559)	(747,551)
Other, Non current		7,220	47,058
Other, Total		7,220	47,058
Current interest-bearing loans and borrowings, end of the year	$ 196,898	4,052,859	1,558,884
Non-current interest-bearing loans and borrowings, end of the year	$ 108,039	2,223,821	3,795,749
Total liabilities from financing activities, end of the year		$ 6,276,680	$ 5,354,633